Annual Total Returns - FidelitySeriesGovernmentMoneyMarketFund-PRO - FidelitySeriesGovernmentMoneyMarketFund-PRO - Fidelity Series Government Money Market Fund	Oct. 30, 2023
Bar Chart Table:
Annual Return, Inception Date	Apr. 22, 2016
Fidelity Series Government Money Market Fund
Bar Chart Table:
Annual Return 2017	0.86%
Annual Return 2018	1.90%
Annual Return 2019	2.27%
Annual Return 2020	0.50%
Annual Return 2021	0.08%
Annual Return 2022	1.67%